Warrant liabilities	12 Months Ended
Sep. 30, 2025
Warrant liabilities
Warrant liabilities

15.Warrant liabilities

The following table shows a breakdown and balance of warrant liabilities at September 30, 2025:

	U.S IPO and Canadian Offerings		Private Placement		Debt Settlement	Direct Offering	Direct Offering
		Over-					Public
		allotment		Pre-Funded			Offering
	2022 Warrants	Warrants	2023 Warrants	Warrants	Warrants	Warrants	Nov’24	Total
Balance, beginning of year	$65,765	$7,644	$60,373	$31,338	$1,145	$681,030	$—	$847,295
Initial recognition	—	—	—	—	—	—	4,770,722	4,770,722
Exercised	—	—	—	—	—	—	(779,578)	(779,578)
Gain (Loss) on revaluation of financial instruments	112,054	(7,644)	(64,314)	(29,959)	1,990	(699,473)	(714,912)	(1,402,258)
Exchange (gain) loss on revaluation	2,289	—	3,941	90	—	44,696	25,693	76,709
Extinguish Warrant Liability/Transfer to equity	—	—	—	—	—	—	(3,301,925)	(3,301,925)
Balance, end of year	$180,108	$—	$—	$1,469	$3,135	$26,253	$—	$210,965
Number of outstanding securities at September 30, 2025(1)	3,226,392	—	1,542,194	151,734	56,141	4,715,000	—	9,691,461

(1) Number of outstanding securities have not been adjusted for the share consolidations discussed in Note 1 (b) and (c)

The following table shows a breakdown and balance of warrant liabilities at September 30, 2024:

	U.S IPO and Canadian Offerings			Private Placement		Debt Settlement	Public Offering	Direct Offering
		Over-allotment	Over-
		Pre-Funded	allotment		Pre-Funded		Pre-Funded
	2022 Warrants	Warrants	Warrants	2023 Warrants	Warrants	Warrants	Warrants	Warrants	Total
Balance, beginning of year	$1,042,538	$414,334	$121,173	$798,573	$1,940,914	$18,141	$—	$—	$4,335,673
Initial recognition	—	—	—	—	—	—	708,054	647,039	1,355,093
Exercised	—	(119,257)	—	—	(829,720)	—	(820,649)	—	(1,769,626)
Gain (Loss) on revaluation of financial instruments	(973,396)	(295,186)	(113,022)	(728,282)	(1,069,466)	(16,996)	104,227	44,553	(3,047,568)
Exchange (gain) loss on revaluation	(3,377)	109	(507)	(9,918)	(10,390)	—	8,368	(10,562)	(26,277)
Balance, end of year	$65,765	$—	$7,644	$60,373	$31,338	$1,145	$—	$681,030	$847,295
Number of outstanding securities at September 30, 2024(1)	3,226,392	—	375,000	1,542,194	151,734	56,141	—	4,715,000	10,066,461

(1) Number of outstanding securities have not been adjusted for the share consolidations discussed in Note 1(b) and (c)

U.S. IPO and Canadian Offering

On December 9, 2022, the Company closed an underwritten U.S. public offering (the “U.S. IPO”) and an underwritten Canadian offering (the “Canadian Offering”) for aggregate gross proceeds of CAD$19.4 million (US$14.1 million) (see Note 16(a)). As part of the U.S. IPO and Canadian Offering, the Company issued 3,226,392 warrants (the “2022 Warrants”) with an exercise price of US$1,050.00 per share. The warrants have a conversion ratio of 210 warrants for one common share. Additionally, the U.S. underwriter exercised its over-allotment option to purchase:

●	199,000 Pre-Funded Warrants with an exercise price of US$2.10 per share for $3.81 per pre-funded warrant (net of underwriter discount); and
●	375,000 warrants with exercise price of US$1,050.00 per share for $1.42 per warrant.

Refer to Note 16(a) for further information on the U.S. IPO and Canadian Offering.

In accordance with IFRS, the above securities are classified as financial liabilities (referred herein as “warrant liabilities”) because the exercise price is denominated in U.S. dollars, which is different to Company’s functional currency (Canadian dollars). Accordingly, the ultimate proceeds in Canadian dollars from the potential exercise of the above securities are not known at inception. These financial liabilities are classified and measured at FVTPL (see Note 3(b)). Gains on revaluation of the warrant liabilities are presented in Other income (expenses) on the consolidated statements of net loss and comprehensive loss.

Warrant liabilities

While the warrants issued in the U.S. IPO were listed on Nasdaq and closed at US$9.00 per warrant on December 9, 2022, management concluded that this closing price was not reflective of an active market due to the short trading window and therefore not representative of fair value. Accordingly, at inception, the 2022 Warrants were measured at fair value using the Black Scholes option pricing model (Level 2). The Company used the following assumptions:

		Over-
		allotment Pre-	Over-
	2022	Funded(2)	allotment
	Warrants(1)	Warrants	Warrants(3)
Number of dilutive securities	3,282,533	199,000	375,000
Exercise price (in USD)	$5.00	$0.01	—
Share price (in USD)	$867.30	$646.80	—
Expected life	2.5	—	—
Dividend	$—	—	—
Volatility	75%	—	—
Risk free rate	4.20%	—	—
Exchange (USD/CAD)	1.363		—
Fair value per warrant (CAD)	$1.43	$4.18	$1.43
(1)	Includes debt settlement warrants.
(2)	Fair value is measured at the underlying common share closing price on Nasdaq on December 9, 2022, less US$0.01 exercise price.
(3)	Same fair value as calculated for Warrants.

The share price (in USD) for the over-allotment pre-funded warrants was based on the estimated fair value of the common shares issued on December 9, 2022, by deducting the fair value of 210 warrants of US$220.05 from the US$867.30 Unit price and the exercise price of US$2.10 (see Note 16(a)).

Based on the above fair value, the issuance of the over-allotment pre-funded warrants and warrants to the underwriter resulted in a non-cash charge of $251,877, which is included in the change in fair value of warrant liabilities in the consolidated statements of net loss and comprehensive loss.

During fiscal year 2024, the 199,000 pre-funded warrants were fully exercised for 952 common shares at a weighted average price of US$2.10 per share (2023 – nil).

During fiscal year 2025, the 375,000 over allotment warrants expired.

At September 30, 2025, the fair value of these warrants was determined using the following assumptions:

2022
Warrants(1)
Number of securities	3,282,533
Exercise price (in USD)	$0.0401
Exchange (USD/CAD)	1.3921
Fair value per warrant (CAD)	$0.06
(1)	Fair value is based on the Nasdaq closing pricing on September 30, 2025, for the warrants.

At September 30, 2024, the fair value of these warrants was determined using the following assumptions:

		Over-
	2022	allotment
	Warrants(1)	Warrants(1)
Number of securities	3,282,533	375,000
Exercise price (in USD)	$0.015	0.015
Exchange (USD/CAD)	1.3499	1.3499
Fair value per warrant (CAD)	$0.02	$0.02

(1)Fair value is based on the Nasdaq closing pricing on September 30, 2024, for the warrants.

December 2022 Debt Settlement

On December 13, 2022, the Company entered into a share for debt arrangements with existing lenders (see Note 16(a)), which resulted in issuing 267 Units, same terms as the Units issued in the Canadian Offering except that the underlying securities are subject to a four-month hold period. Accordingly, this resulted in issuing 267 common shares and 56,141 warrant liabilities with an exercise price of US$1,050.00 per share and maturing on December 13, 2027. The warrants have a conversion ratio of 210 warrants for one common share. The Company initially recorded the fair value of the warrant liabilities using the Black Scholes option pricing model with an underlying stock price equivalent to the unit price of US$867.30.

At September 30, 2025, the Company remeasured the fair value of these warrant liabilities using the Nasdaq closing price on September 30, 2025, of US$0.0401 (2024 – US$0.0151). The remeasurement resulted in a change in fair value of warrant liabilities of $1,990 for the year ended September 30, 2025 (2024 - $16,996, 2023 - $62,476), which was reported in the consolidated statements of net loss and comprehensive loss.

Private Placement (July 2023)

On July 21, 2023, the Company closed an underwritten U.S. private placement for gross proceeds of CAD$7.4 million (US$5.59 million) (see Note 16(a)). As part of the private placement, 1,542,194 warrants were issued (the “2023 Warrants”) with an exercise price of US$558.60 per share. Additionally, 930,548 pre-funded Warrants with an exercise price of US$0.21 per share for US$2.26 per pre-funded warrant were issued.

Refer to Note 16(a) for further information on the private placement.

Under IFRS, the above securities are classified as financial liabilities (referred herein as “warrant liabilities”) because the exercise price is denominated in U.S. dollars, which is different from Company’s functional currency (Canadian dollars). Accordingly, the ultimate proceeds in Canadian dollars from the potential exercise of the above securities are not known at inception. These financial liabilities are classified and measured at FVTPL (see Note 3(b)). Gains on revaluation of the warrant liabilities are presented in other income (expenses) on the consolidated statements of net loss and comprehensive loss.

Warrant liabilities

The 2023 warrants issued in the private placement were not listed on Nasdaq and does not represent an active market Level 1 input. Accordingly, at inception, the 2023 Warrants were measured at fair value using the Black Scholes option pricing model (Level 2), using the following assumptions:

	2023	Pre-Funded
	Warrants	Warrants(1)
Number of dilutive securities	1,542,194	930,548
Exercise price (in USD)	$2.66	$0.001
Share price (in USD)	$436.80	$436.80
Expected life	2.5
Dividend	$—
Volatility	67%
Risk free rate	4.44%
Exchange (USD/CAD)	1.321	1.321
Fair value per warrant (CAD)	$0.99	$1.98
(1)

Fair value is measured at the underlying common share closing price on Nasdaq on July 21, 2023, less US$0.21 exercise price per share. The share price is based on the historical share price adjusted for the 2024 and 2025 Reverse Split.

The share price (in USD) of the pre-funded warrants was based on the estimated fair value of the common shares issued on July 21, 2023, by deducting the fair value of the warrants of US$157.50 from the US$474.60 Unit price and the exercise price of US$0.21 (see Note 16(a)). The warrants have a conversion ratio of 210 warrants for one common share.

During fiscal year 2025, none of these July 2023 warrants were exercised (2024 – 778,814 at US$0.21 weighted average exercise price.

At September 30, 2025, the fair value of these warrants was determined using the following assumptions:

	2023	Pre-Funded
	Warrants(1)	Warrants(2)
Number of dilutive securities	1,542,194	151,734
Exercise price (in USD)	$2.60	$0.001
Nasdaq closing price (in USD)	$—	$0.017
Black Scholes fair value (in USD)	$—	—
Volatility	101%	—
Risk free rate	2.44%	—
Exchange (USD/CAD)	1.3921	1.3921
Fair value per warrant (CAD)	$—	$0.01
(1)	Fair value is based on the Black Scholes model on September 30, 2025, for the warrants
(2)

Fair value is measured at the Nasdaq closing price on September 30, 2024, for the underlying common stock less US$0.21 exercise price per share. The share price is based on the historical share price adjusted for the 2024 and 2025 Reverse Split.

US Public Offering (April 2024)

On April 9, 2024, the Company closed an underwritten U.S. public offering for gross proceeds of CAD$1.4 million (US$1 million) (see Note 16(a)). In this offering, 803,500 pre-funded Warrants with an exercise price of US$0.21 per share for US$0.649 per pre-funded warrant were issued. The warrants have a conversion ratio of 210 warrants for one common share.

Refer to Note 16(a) for further information on the offering.

Under IFRS, the above securities are classified as financial liabilities (referred herein as “warrant liabilities”) because the exercise price is denominated in U.S. dollars, which is different to Company’s functional currency (Canadian dollars). Accordingly, the ultimate proceeds in Canadian dollars from the potential exercise of the above securities are not known at inception. These financial liabilities are classified and measured at FVTPL. Gains on revaluation of the warrant liabilities are presented in other income (expenses) on the consolidated statements of net loss and comprehensive loss.

Warrant liabilities

In fiscal 2024, all 803,500 warrants were subsequently exercised at a weighted average exercise price of US$0.21 per common share. The warrants have a conversion ratio of 210 warrants for one common share.

US Registered Direct Offering (August 2024)

On August 13, 2024, the Company closed a direct offering for the purchase and sale of 22,452 common shares at a purchase price of US$42.00 per common share for gross proceeds of CAD$1.3 million (US$0.9 million) (see Note 16(a)). In a concurrent private placement, the Company issued unregistered warrants to purchase up to 22,452 common shares at an exercise price of US$52.50. This was a unit offering consisting of a share and a warrant. The fair value of the warrants attached to the units were valued based on the Black-Scholes model and the difference between the proceeds raised and the value assigned to the warrants is the residual fair value of the shares.

Refer to Note 16(a) for further information on the offering.

Under IFRS, the above securities are classified as financial liabilities (referred herein as “warrant liabilities”) because the exercise price is denominated in U.S. dollars, which is different to Company’s functional currency (Canadian dollars). Accordingly, the ultimate proceeds in Canadian dollars from the potential exercise of the above securities are not known at inception. These financial liabilities are classified and measured at FVTPL. Gains on revaluation of the warrant liabilities are presented in other income (expenses) on the consolidated statements of net loss and comprehensive loss.

Warrant liabilities

At September 30, 2025, the fair value of these warrants was determined using the following assumptions:

2024 Warrants(1)
Number of securities	4,715,000
Exercise price (in USD)	$0.25
Nasdaq closing price (in USD)	$0.017
Black Scholes fair value (in USD)	$—
Volatility	100%
Risk free rate	2.65%
Exchange (USD/CAD)	1.329
Fair value per warrant (CAD)	$0.01
(1)	Fair value is based on the Black Scholes model on September 30, 2025, for the warrants

U.S. Public Offering (November 2024)

On November 1, 2024, the Company announced the closing of a public offering of 3,810 common shares and 3,809,000 pre-funded warrants (“PFW”) at a public offering price of $26.25 (US$18.90) per common share and $1.25 (US$0.90) per pre-funded warrant. The gross proceeds from the offering were $4.9 million (US$3.5 million). The fair value of the pre-funded warrants on initial recognition was $1.249, which is the purchase price less the per warrant exercise price of $0.001.

Refer to Note 16(a) for further information on the offering and to Note 1(b) and (c) for further information on the share consolidations.

Under IFRS, the pre-funded warrants are classified as financial liabilities (referred herein as “warrant liabilities”) because the exercise price is denominated in U.S. dollars, which is different from Company’s functional currency (Canadian dollars). Accordingly, the ultimate proceeds in Canadian dollars from the potential exercise of the above securities are not known at inception. These financial liabilities are classified and measured at FVTPL. Gains on revaluation of the warrant liabilities are presented in other income (expenses) on the Consolidated Statements of Net Loss and Comprehensive Loss.

Warrant liabilities

639,000 pre-funded warrants were subsequently exercised at a weighted average exercise price of US$0.021 per common share. On November 12, 2024, the Company converted the remaining 3,170,000 pre-funded warrants to CAD denomination which led to the transfer of pre-funded warrants to equity and extinguishing the related warrant liability. On November 12, 2024, the Company recognized a gain of $689,219 in the change in fair value of warrant liabilities, before reclassifying the pre-funded warrants to equity, which was reported in the Consolidated Statements of Net Loss and Comprehensive Loss.